Warrants	12 Months Ended
Jun. 30, 2024
Warrants [Abstract]
WARRANTS

Note 17 - Warrants

On December 20, 2021 and May 13, 2022, the Company issued warrants to settle the commission of the agent in connection with the issuance of the convertible notes during the year ended June 30, 2022. The warrants entitle the holder to purchase 157,934 ordinary shares (2 shares retrospectively adjusted for effect of the Company’s common reverse stock splits on September 23, 2022, April 13, 2023, September 25, 2023, February 14, 2024 and September 24, 2024) at an exercise price equal to $2 per share ($200,000 per share retrospectively adjusted for effect of reverse stock splits on September 23, 2022, April 13, 2023, September 25, 2023, February 14, 2024 and September 24, 2024) and 386,585 ordinary shares (4 shares retrospectively adjusted for effect of reverse stock splits on September 23, 2022, April 13, 2023, September 25, 2023, February 14, 2024 and September 24, 2024) of the Company’s common stock at an exercise price equal to $0.49 per share ($49,000 per share retrospectively adjusted for effect of reverse stock splits on September 23, 2022, April 13, 2023, September 25, 2023, February 14, 2024 and September 24, 2024), respectively, at any time within a term of five year after issuance. The Company determined that these warrants are free standing financial instruments that are legally detachable and separately exercisable from the common stock of the Company. In accordance with the accounting guidance, the outstanding warrants are recognized as additional paid in capital on the balance sheet and are measured at their inception date fair value.

As of June 30, 2024, the Company had approximately 39 and 16 warrants outstanding (4 and 2 retrospectively adjusted for effect of reverse stock split on September 24, 2024), respectively at an average exercise price between $4,900 and $20,000 ($49,000 per share and $200,000 per share retrospectively adjusted for effect of reverse stock split on September 24, 2024) and there were zero warrants exercised or repurchased.

As of June 30, 2023, the Company had approximately 1,933 and 790 warrants outstanding (4 and 2 retrospectively adjusted for effect of reverse stock splits on September 25, 2023, February 14, 2024 and September 24, 2024), respectively at an average exercise price between $98 and $400 ($49,000 per share and $200,000 per share retrospectively adjusted for effect of reverse stock splits on September 25, 2023, February 14, 2024 and September 24, 2024) and there were zero warrants exercised or repurchased.

The 2021 warrants were valued using the Black-Scholes value option pricing model with the following inputs: volatility of 117%; risk-free interest rate of 2.04%; expected term of 5 years; exercise price $0.49 and 0% dividend yield.

The 2022 warrants were valued using the Black-Scholes value option pricing model with the following inputs: volatility of 129%; risk-free interest rate of 0.27%; expected term of 5 years; exercise price $2 and 0% dividend yield.